New and Amended Standards and Interpretations - Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets	$ 7,118,643		$ 6,861,396
Total Liabilities	6,126,182		5,521,696
Total Equity	$ 992,461		$ 1,339,700	$ 1,420,261	$ 1,372,635
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		$ 6,861,396
Total Liabilities		5,521,696
Total Equity		1,339,700
Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Liabilities		199,765
Total Equity		(199,765)
Currently Stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		6,861,396
Total Liabilities		5,721,461
Total Equity		$ 1,139,935